Related Party Balances and Transactions - Schedule of Name of Related Party and Relationship (Details)	12 Months Ended
Jun. 30, 2025
Zhuoqin Huang [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	Chairman of the board of the Company
Shenzhen HipHopJust Information Technology Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	Minority shareholder of Shenzhen JamBox
Weiyi Lin [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	Director of the Company
Lei Wang [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	Director of Pupu Sibo
Wanquan Yi [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	Minority shareholder of Shenzhen JamBox
Shenzhen JamBox [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A company where the Company holds minority interest
Xiamen Hualiu Boying Film & Media Co., Ltd. (“Hualiu Boying”). [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A company where the Company holds minority interest
Xiamen Pupu Investment [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A company controlled by Zhuoqin Huang
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A company’s Director is Henda Gao
Xiamen Wandefu Trading Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A company’s Director is Henda Gao
Henda Gao [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	Chief representative of a subsidiary of the Company
Wenjuan Qiu [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	Vice President of the Company
Jiaming Wu [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	Minority shareholder of Xiamen Pupu Investment
Xiamen Pengqian Culture Communication Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A company controlled by Weiyi Lin
Xiamen Roppongi Culture Media Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A subsidiary of a company where Liya Wei holds a minority interest
Digital Intelligence (Guangzhou) Era Culture Development Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A subsidiary of a company where Liya Wei holds a minority interest
Zhuhai Hengqin Aosi Culture Communication Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A subsidiary of a company where Liya Wei holds a minority interest
AOSI Production Co Ltd [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	A subsidiary of a company where Liya Wei holds a minority interest
Liya Wei [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Name of related party	Wife of the Chairman of the board of the Company